Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
Telephone: (215) 988-2700
Facsimile: (215) 988-2757
www.drinkerbiddle.com
February 9, 2007
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Re:	The Roxbury Funds (1933 Act Registration No. 333-133691) (1940 Act Registration No. 811-21897)
Ladies and Gentlemen:
     On behalf of The Roxbury Funds (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated February 5, 2007, which would have been filed under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from that contained in the Trust’s Post-Effective Amendment No. 1, filed electronically with the Securities and Exchange Commission on February 5, 2007.

Very truly yours,
/s/Edward T. Searle
Edward T. Searle